Financial Instruments - Summary of Residual Value Guarantees (Detail) $ in Millions	Dec. 31, 2017 USD ($)
Disclosure of Residual Value Guarantees [Line items]
Financial guarantee of residual value	$ 108.9
Total	108.9
-50% [member]
Disclosure of Residual Value Guarantees [Line items]
Financial guarantee of residual value	(130.6)
Total	(130.6)
-25% [member]
Disclosure of Residual Value Guarantees [Line items]
Financial guarantee of residual value	(109.8)
Total	(109.8)
Probable scenario [member]
Disclosure of Residual Value Guarantees [Line items]
Financial guarantee of residual value	(1.0)
Total	(1.0)
+25% [member]
Disclosure of Residual Value Guarantees [Line items]
Financial guarantee of residual value	79.8
Total	79.8
+50% [member]
Disclosure of Residual Value Guarantees [Line items]
Financial guarantee of residual value	87.9
Total	$ 87.9